Summary of Significant Accounting Policies - Accounts Receivable and Credit losses (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning allowance for credit losses				$ 32,457
Allowance for credit losses, due to acquisition	$ 1,696,553			1,696,553
Allowance for expected credit losses		$ 321,206	$ 73,097	342,634	$ 95,815	$ 32,457
Less accounts receivable write-off included in allowance for credit losses above				(9,200)
Ending allowance for credit losses		$ 2,062,444		$ 2,062,444		$ 32,457